1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Antidilutive Securities, Stock Warrants	16,500,002	35,200,002
Stock Warrants
Antidilutive Securities, Stock Warrants	16,500,000	35,200,000
Convertible Preferred Stock
Antidilutive Securities, Stock Warrants	2	2